Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	RBB FUND INC
Central Index Key	dei_EntityCentralIndexKey	0000831114
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec. 31, 2012
MONEY MARKET PORTFOLIO (First Prospectus Summary) | MONEY MARKET PORTFOLIO | BEDFORD
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BDMXX
MONEY MARKET PORTFOLIO (Second Prospectus Summary) | MONEY MARKET PORTFOLIO | SANSOM
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SANXX
BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND (Prospectus Summary) | BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOGIX
BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND (Prospectus Summary) | BOGLE INVESTMENT MANAGEMENT SMALL CAP GROWTH FUND | INVESTOR CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BOGLX
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (First Prospectus Summary) | ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPSIX
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (First Prospectus Summary) | ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAIX
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (First Prospectus Summary) | ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLSX
Robeco Boston Partners Long/Short Research Fund (First Prospectus Summary) | Robeco Boston Partners Long/Short Research Fund | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPIRX
ROBECO WPG SMALL/MICRO CAP VALUE FUND (Prospectus Summary) | ROBECO WPG SMALL/MICRO CAP VALUE FUND | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WPGTX
Robeco Boston Partners Global Equity Fund (First Prospectus Summary) | Robeco Boston Partners Global Equity Fund | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGIX
Robeco Boston Partners International Equity Fund (First Prospectus Summary) | Robeco Boston Partners International Equity Fund | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPQIX
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (Second Prospectus Summary) | ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II | INVESTOR CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPSCX
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (Second Prospectus Summary) | ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND | INVESTOR CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPAVX
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (Second Prospectus Summary) | ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND | INVESTOR CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPLEX
Robeco Boston Partners Long/Short Research Fund (Second Prospectus Summary) | Robeco Boston Partners Long/Short Research Fund | INVESTOR CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPRRX
Robeco Boston Partners Global Equity Fund (Second Prospectus Summary) | Robeco Boston Partners Global Equity Fund | INVESTOR CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPGRX
Robeco Boston Partners International Equity Fund (Second Prospectus Summary) | Robeco Boston Partners International Equity Fund | INVESTOR CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BPQRX
SCHNEIDER SMALL CAP VALUE FUND (Prospectus Summary) | SCHNEIDER SMALL CAP VALUE FUND | SCHNEIDER SMALL CAP VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMVX
SCHNEIDER VALUE FUND (Prospectus Summary) | SCHNEIDER VALUE FUND | SCHNEIDER VALUE FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCMLX
Free Market U.S. Equity Fund (Prospectus Summary) | Free Market U.S. Equity Fund | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMUEX
Free Market International Equity Fund (Prospectus Summary) | Free Market International Equity Fund | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMNEX
Free Market Fixed Income Fund (Prospectus Summary) | Free Market Fixed Income Fund | INSTITUTIONAL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FMFIX
Perimeter Small Cap Growth Fund (First Prospectus Summary) | Perimeter Small Cap Growth Fund | INVESTOR CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCGX
Perimeter Small Cap Growth Fund (Second Prospectus Summary) | Perimeter Small Cap Growth Fund | I SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSIGX
S1 Fund (First Prospectus Summary) | S1 Fund | I SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SONEX
S1 Fund (Second Prospectus Summary) | S1 Fund | R SHARES
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SONRX
Summit Global Investments U.S. Low Volatility Equity Fund (Prospectus Summary) | Summit Global Investments U.S. Low Volatility Equity Fund | CLASS A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LVOLX
Summit Global Investments U.S. Low Volatility Equity Fund (Prospectus Summary) | Summit Global Investments U.S. Low Volatility Equity Fund | RETAIL CLASS
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SGLVX
Summit Global Investments U.S. Low Volatility Equity Fund (Prospectus Summary) | Summit Global Investments U.S. Low Volatility Equity Fund | CLASS I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SILVX